Note 8 - Operating Lease Right-of-use Assets	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Lessee, Operating Leases [Text Block]
8—
OPERATING LEASE RIGHT-OF-USE ASSETS

Operating lease right-of-use assets consist of the following:

	December 31,
	2019	2018
Facilities	2,387	-
Equipment	58
Furniture, fixture, and fittings and other	202	-
Total net operating lease right of use	2,647	-

The reduction to right-of-use assets resulting from reductions to operating lease obligations amounted
€836
thousand for the year ended
December 31, 2019.

Variable lease costs related to above contracts amounted to
€108
thousand for the year ended
December 31, 2019.

Non-recognized lease liabilities for short term leases amounted to
€71
thousand for the year ended
December 31, 2019.